Earnings Per Share (Tables)	3 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2012	2011	2010
Basic Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Basic earnings per share	$9.98	8.64	9.35

Diluted Earnings Per Share:
Net income applicable to common shareholders	$18,837	16,312	17,656
Weighted average common shares outstanding	1,887,102	1,888,229	1,888,080
Effect of assumed exercise of stock options	42,258	35,548	31,112
Total	1,929,360	1,923,777	1,919,192
Diluted earnings per share	$9.76	8.48	9.20